Segment information and revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Segment information and revenue from contracts with customers
Schedule of reconciliation of segment Adjusted EBITDA to Group loss before taxes from continuing operations

	2022
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	16,115	31,358	—	47,473

Adjusted EBITDA	6,802	6,438	(41,097)	(27,857)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,244	910	1,225	3,379
Additions to intangible assets	162	14	1,551	1,727

Other segment information
Depreciation and amortization (including impairments)	801	1,790	6,340	8,932
Research and development expenses	—	—	17,488	17,488

	2021
in EUR k	Pharmaceutical	Diagnostics*	Corporate	Total
Total Revenues from contracts with external customers	15,641	26,593	—	42,234

Adjusted EBITDA	4,785	3,030	(45,939)	(38,124)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	690	261	936	1,887
Additions to intangible assets	2,401	—	386	2,787

Other segment information
Depreciation and amortization (including impairments)	2,076	2,539	5,849	10,464
Research and development expenses	—	—	19,297	19,297

	2020
in EUR k	Pharmaceutical	Diagnostics*	Corporate	Total
Total Revenues from contracts with external customers	16,951	21,502	—	38,453

Adjusted EBITDA	6,194	(2,912)	(42,335)	(39,053)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	333	602	2,682	3,617
Additions to intangible assets	3,183	—	1,802	4,985

Other segment information
Depreciation and amortization	6,769	2,289	4,670	13,728
Research and development expenses	—	—	14,935	14,935

Reconciliation of segment Adjusted EBITDA to Group loss for the period

in EUR k	2022	2021*	2020*
Reportable segment Adjusted EBITDA	13,240	7,815	3,282
Corporate expenses	(41,097)	(45,939)	(42,335)
	(27,857)	(38,124)	(39,053)
Share‑based payment expenses (Note 21)	16	(8,035)	(5,658)
Depreciation and amortization (including impairments)	(8,932)	(10,464)	(13,728)
Operating loss	(36,773)	(56,623)	(58,439)
Financial costs, net	(1,823)	(799)	(1,375)
Income taxes	(107)	70	(223)
Loss for the year	(38,703)	(57,352)	(60,038)

Schedule of geographical information

in EUR k	2022
	Pharmaceutical	Diagnostics	Total
Rendering of services	15,420	31,358	46,778
Sales of goods	695	—	695
Total Revenues from contracts with external customers	16,115	31,358	47,473

Recognized over time	15,420	31,358	46,778
Recognized at a point in time	695	—	695
Total Revenues from contracts with external customers	16,115	31,358	47,473

Geographical information
Europe	361	5,927	6,288
—Germany*	—	307	307
—Netherlands**	—	7	7
Middle East	352	19,550	19,902
—Saudi Arabia#	—	12,412	12,412
North America	15,346	1,245	16,591
—United States#	15,346	1,179	16,525
Latin America	56	3,851	3,907
Asia Pacific	—	786	786
Total	16,115	31,358	47,473

in EUR k	2021 (Restated)
	Pharmaceutical	Diagnostics ⁽ⁱ⁾	Total
Rendering of services	14,879	26,593	41,472
Sales of goods	762	—	762
Total Revenues from contracts with external customers	15,641	26,593	42,234

Recognized over time	14,879	26,593	41,472
Recognized at a point in time	762	—	762
Total Revenues from contracts with external customers	15,641	26,593	42,234

Geographical information
Europe	490	5,425	5,915
—Germany*	—	211	211
—Netherlands**	—	6	6
Middle East	117	16,315	16,432
—Saudi Arabia#	—	9,865	9,865
North America	14,940	1,643	16,583
—United States#	14,940	1,456	16,396
Latin America	94	2,499	2,593
Asia Pacific	—	711	711
Total	15,641	26,593	42,234

in EUR k	2020 (Restated)
	Pharmaceutical	Diagnostics ⁽ⁱ⁾	Total
Rendering of services	15,947	21,502	37,449
Sales of goods	1,004	—	1,004
Total Revenues from contracts with external customers	16,951	21,502	38,453

Recognized over time	15,947	21,502	37,449
Recognized at a point in time	1,004	—	1,004
Total Revenues from contracts with external customers	16,951	21,502	38,453

Geographical information
Europe	149	5,605	5,754
—Germany*	—	186	186
—Netherlands**	—	3	3
Middle East	56	12,568	12,624
—Saudi Arabia#	56	7,696	7,752
North America	16,711	970	17,681
—United States#	16,711	764	17,475
Latin America	35	1,851	1,886
Asia Pacific	—	508	508
Total	16,951	21,502	38,453

*  country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

#    countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2022, 2021 or 2020

⁽ⁱ⁾ Total Revenues from contracts with external customers have been restated for the years ended December 21, 2021, and 2020. Refer to Note 2.4.

Schedule of contract balances

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
		(Restated)	(Restated)
Trade receivables (note 16)	13,637	21,065	25,656
Contract assets (note 16)	2,911	2,397	3,332
Contract liabilities (note 20.2)	651	4,842	4,479